Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model
The assumptions used in the Black-Scholes model during the years ended June 30, 2025 and 2024, are set forth in the table immediately below:

June 30, 2025
Exercise price	$4.14
Risk-free interest rate	4.28%
Volatility	125%
Expected life (years)	3.6
Dividend yield	$0%

June 30, 2024
Exercise price	7.40
Risk-free interest rate	3.95 – 4.30%
Volatility	116 – 203%
Expected life (years)	3.5 – 3.6
Dividend yield	$0%

Schedule of Changes in Outstanding Options
The following is a summary of changes in outstanding options from July 1, 2025 to March 31, 2026:

	Number	Weighted Average Exercise Price
Balance at July 1, 2025	61,410	$32.53
Granted	138,150	1.33
Expired/Forfeited	(13,462)	56.29

Balance at March 31, 2026	186,098	$7.57

March 31, 2026:
Vested and exercisable	46,625	$24.59
Unvested	139,473	$1.88

The following is a summary of changes in outstanding options from July 1, 2023 to June 30, 2025:

	Number	Weighted Average Exercise Price
Balance as at July 1, 2023	5,132	$625.60
Granted	29,020	7.40
Expired/Forfeited	(430)	3,286.80

Balance as at June 30, 2024	33,722	$56.69
Granted	28,700	4.14
Expired/Forfeited	(1,012)	70.43

Balance as at June 30, 2025	61,410	32.53

June 30, 2024:
Vested and exercisable	5,646	$298.00
Unvested	28,076	$8.00
June 30, 2025:
Vested and exercisable	23,844	$75.35
Unvested	37,566	$5.34